Loans and Borrowings - Additional Information (Details) S/ in Thousands, $ in Thousands								3 Months Ended							6 Months Ended
	May 31, 2025 PEN (S/)	May 31, 2025 USD ($)	May 12, 2025 PEN (S/)	Dec. 18, 2024 PEN (S/)	Dec. 18, 2024 USD ($)	Dec. 18, 2023 PEN (S/)	Dec. 18, 2023 USD ($)	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025 PEN (S/)	Jun. 30, 2024 PEN (S/)	Dec. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/										S/ 4,850,079	S/ 5,048,548				S/ 4,850,079
Payments for debt issue costs | S/															0	S/ 16,607
Penalty | S/			S/ 81
Borrowings | S/										S/ 3,573,771	S/ 3,619,774				S/ 3,573,771
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 253,000
Maturity						December 18, 2029	December 18, 2029
Interest rate							10.00%
Principal Amount Of Note Which Did no tAccept Exchange							$ 56,600
Payments for debt issue costs						S/ 62,193	$ 16,571
2029 Notes [Member] | Top of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio							4.75
2029 Notes [Member] | Top of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio							4.25
2029 Notes [Member] | Top of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														3.75
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1.5	1.5
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1.75	1.75
2029 Notes [Member] | Top of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						2.25	2.25
2029 Notes [Member] | Bottom of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1
2029 Notes [Member] | Bottom of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1
2029 Notes [Member] | Bottom of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio														1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1	1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1	1
2029 Notes [Member] | Bottom of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1	1
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 57,800
Maturity				December 18, 2029	December 18, 2029
Interest rate					10.00%
Payments for debt issue costs				S/ 5,595	$ 1,494
Proceeds from issue of bonds, notes and debentures				S/ 11,047	2,949
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 56,600		$ 243,400
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.00%
Payments for debt issue costs	S/ 4,878	$ 1,334
Borrowings		372,937
Notes Purchase Agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio								2.25	1.75	1.75	1.75	1.5	1.5	1.5
Leverage ratio								3.75	4.25	4.25	4.25	4.75	4.75	4.75	4.25	4.75	3.25	3.75	3.75	3.75
Notes Purchase Agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio								1	1	1	1	1	1	1
Leverage ratio								1	1	1	1	1	1	1	1	1	1	1	1	1
Term Loan [Member] | Joint Lead Arrangers and Joint Bookrunners [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																					$ 550,000
2029 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 62,100
Interest rate		10.00%
Borrowings		$ 310,837